Risk Management - Credit quality of off balancesheet items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 150,474,850	₩ 140,622,493
Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		16,611,262	13,793,301
Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		133,863,588	126,829,192
Stage 1 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	143,302,263	133,139,518
Stage 1 | Above appropriate credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	15,679,374	12,515,536
Stage 1 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	127,622,889	120,623,982
Stage 1 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	4,210,784	4,662,284
Stage 1 | Less than a limited credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	808,182	1,150,185
Stage 1 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	3,402,602	3,512,099
Stage 2 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	2,339,922	2,239,572
Stage 2 | Above appropriate credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	41,866	73,192
Stage 2 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	2,298,056	2,166,380
Stage 2 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	561,758	537,714
Stage 2 | Less than a limited credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	59,688	40,890
Stage 2 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	502,070	496,824
Stage 3
Disclosure of credit risk exposure [Line Items]
Off balance accounts		60,123	43,405
Stage 3 | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		22,152	13,498
Stage 3 | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 37,971	₩ 29,907

[1]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[2]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.